Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2023 £m	2022 £m	2021 £m
At 1 January	5,297	5,906	5,906
Issued during the year:
$1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029	1,028	–	–
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028	750	–	–
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2027	–	750	–
	1,778	750	–
Repurchases and redemptions during the year:
£1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023	(135)	(1,359)	–
	(135)	(1,359)	–
Profit for the year attributable to other equity holders	527	438	429
Distributions on other equity instruments	(527)	(438)	(429)
At 31 December	6,940	5,297	5,906